General and Summary of Significant Accounting Policies New Accounting Pronouncements Adopted (Details) - USD ($) $ in Millions		3 Months Ended											12 Months Ended
	Jan. 01, 2020	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Financing Receivable, after Allowance for Credit Loss		$ 303							$ 57				$ 303	$ 57
Other assets	$ 1,605	2,979							2,188				2,979	2,188		$ 1,635
Operating Lease, Right-of-Use Asset		356							278				356	278
Revenues		3,060		$ 3,627	$ 3,078		$ 2,852		2,770	$ 3,036	$ 2,700	$ 2,635	12,617	11,141	$ 9,660
Cost of Goods and Services Sold													(10,069)	(8,430)	(6,967)
Gross Profit		563		892	563		530		559	760	728	664	2,548	2,711	2,693
Interest income													389	298	268
Other Assets, Current	800	1,533							897				1,533	897		802
Loan receivable, net of allowance of $26		1,051							0				1,051	0
Assets		38,363							32,963				38,363	32,963	34,603
Retained Earnings (Accumulated Deficit)	(731)	(1,635)							(1,089)				(1,635)	(1,089)		(692)
Cash and Cash Equivalents, at Carrying Value		1,374							943				1,374	943
Restricted Cash and Cash Equivalents, Current		536							304				536	304
Other Comprehensive Income (Loss), Effect of Change in Accounting Principle, Net of Taxes													748	292	(167)
Debt service reserves and other deposits		177							237				177	237	441
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		2,087							1,484				2,087	1,484	1,827	1,572
Accumulated Other Comprehensive Income (Loss), Net of Tax		(1,640)							(2,220)				(1,640)	(2,220)	(2,397)
Stockholders' Equity Attributable to Noncontrolling Interest	2,217	2,067							1,769				2,067	1,769		$ 2,233
Liabilities and Equity		38,363							32,963				38,363	32,963
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest													(169)	(1,064)	488
Income (Loss) from Continuing Operations, net of Tax		(986)	[1]	446	(136)	[1]	171	[1]	(1,330)	485	(81)	(29)	(505)	(955)	149
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(1,330)	485	(77)	(29)	(505)	(951)	152
NET INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION		(903)		$ 421	$ (179)		$ 115		(632)	$ 343	$ 28	$ (148)	(546)	(409)	46
Accrued and other liabilities		2,151							1,205				2,151	1,205
Other long-term liabilities		3,168							3,358				3,168	3,358
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		1,384							476				1,384	476
Financing Receivable, before Allowance for Credit Loss		303							58				303	58
Accounts and Financing Receivable, Allowance for Credit Loss		83							63				83	63	62
Financing Receivable, Allowance for Credit Loss		0							1				0	1
Accounts Receivable, Allowance for Credit Loss, Current	20	5							5				5	5
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)													53	16
Accounts Receivable, Allowance for Credit Loss, Writeoff													(19)	(11)
Accounts Receivable, Allowance for Credit Loss, Recovery													0	0
Financing Receivable, Allowance for Credit Loss, Foreign Currency Translation													(14)	(4)
Adjustments to Additional Paid in Capital, Other													13
Loans and Leases Receivable, Allowance	32	26							26				26	26
Purchases under supplier financing arrangements													(1,042)	(91)	(72)
Repayments of obligations under supplier financing arrangements													432	35	96
Accounts payable		1,730							1,153				1,730	1,153
Leasing Arrangement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and Leases Receivable, Allowance		1							2				1	2
Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current	1,500
Accounts Payable
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Purchases under supplier financing arrangements													662
Accounts Payable | Accounts Payable
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Purchases under supplier financing arrangements													296
Property, Plant and Equipment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset		1,319							2,423				1,319	2,423
Accumulated Amortization on PP&E [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset		139							765				139	765
Accounts Receivable
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		3							9				3	9	9
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)													10	9
Accounts Receivable, Allowance for Credit Loss, Writeoff													(19)	(11)
Accounts Receivable, Allowance for Credit Loss, Recovery													(3)	(2)
Financing Receivable, Allowance for Credit Loss, Foreign Currency Translation													0	0
Mong Duong Subsidiary [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		28							30				28	30	32
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)													0	0
Accounts Receivable, Allowance for Credit Loss, Writeoff													0	0
Accounts Receivable, Allowance for Credit Loss, Recovery													(2)	(2)
Financing Receivable, Allowance for Credit Loss, Foreign Currency Translation													0	0
Mong Duong Subsidiary [Member] | Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 1,400
Financing Receivable, Credit Loss Rate	2.40%
Accounts and Financing Receivable, Allowance for Credit Loss	$ 34
AES Argentina [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		30							23				30	23	20
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)													22	7
Accounts Receivable, Allowance for Credit Loss, Writeoff													0	0
Accounts Receivable, Allowance for Credit Loss, Recovery													(1)	0
Financing Receivable, Allowance for Credit Loss, Foreign Currency Translation													(14)	(4)
AES Argentina [Member] | Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Financing Receivable, Credit Loss Rate	41.20%
Financing Receivable, Allowance for Credit Loss	$ 29
Gener Subsidiary [Member] | Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Financing Receivable, before Allowance for Credit Loss									33					33
Other Entity [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		2							1				2	1	1
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)													1	0
Accounts Receivable, Allowance for Credit Loss, Writeoff														0
Accounts Receivable, Allowance for Credit Loss, Recovery													0	0
Financing Receivable, Allowance for Credit Loss, Foreign Currency Translation													0	0
Debt Securities [Member] | Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 326
ARGENTINA
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Financing Receivable, after Allowance for Credit Loss		5							10				5	10
Revenues													501	390	$ 308
Financing Receivable, before Allowance for Credit Loss		5							11				5	11
Financing Receivable, Allowance for Credit Loss		$ 0							$ 1				$ 0	$ 1

[1]	Includes pre-tax impairment expense of $482 million, $50 million, and $230 million in the second, third, and fourth quarters of 2022, respectively (See Note 22—Asset Impairment Expense), pre-tax goodwill impairment expense of $777 million in the fourth quarter of 2022 (See Note 9—Goodwill and Other Intangible Assets), and other non-operating expense of $175 million in the fourth quarter of 2022 (See Note 8—Investments in and Advances to Equity Affiliates).